FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of trade and other receivables was as follows:

Past Due	2019	2018
31-60 days past due	1	2
Greater than 61 days	7	—
	8	2

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
December 31, 2019	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and accrued liabilities	1,013	1,013	1,013	—	—	—
Loans and borrowings	10,152	14,565	477	2,379	3,337	8,372
Dividends payable	110	110	110	—	—	—
Derivative financial liabilities	9	9	9	—	—	—
Lease liabilities	819	1,152	130	237	179	606

Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2019	2018
Carrying amounts of financial liability
Fixed rate instruments (1)	8,874	6,232
Variable rate instruments(2)	2,097	1,305
	10,971	7,537

(1)	Includes lease liabilities following the adoption of IFRS 16, see "Changes in Accounting Policies"

(2)	At December 31, 2019, Pembina held no positions in financial derivative contracts to fix interest rates (December 31, 2018: nil).

Disclosure of cash flow sensitivity analysis for variable rate instruments
A change of 100 basis points in interest rates at the reporting date would have (increased) decreased earnings by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31
($ millions)	2019	2018
	± 100 bp	± 100 bp
Earnings sensitivity (net)	±9	±13

Disclosure of fair value and carrying amounts of financial assets
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position, are shown in the table below. Certain non-derivative financial instruments measured at amortized cost including cash and cash equivalents, trade receivables and other, finance lease receivables, advances to related parties and trade payables and other have been excluded because they have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity. These instruments would be classified in Level 2 of the fair value hierarchy.

	2019				2018
As at December 31	Carrying Value	Fair Value(1)			Carrying Value	Fair Value(1)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments	48	—	48	—	54	—	54	—
Advances to related parties(2)	—	—	—	—	58	—	—	58
	48	—	48	—	112	—	54	58
Financial liabilities carried at fair value
Derivative financial instruments	9	—	9	—	6	—	6	—
Financial liabilities carried at amortized cost
Loans and borrowings(3)	10,152	—	10,729	—	7,537	—	7,588	—

(1)	The basis for determining fair value is disclosed in note 5.

(2)
Advances to related parties carried at fair value consisted of funds advanced by Pembina to a jointly controlled entity with an equity conversion option that was exercised during the first quarter of 2019. US$43 million of advances were converted to shares during the first quarter of 2019 and are included in the Investments in Equity Accounted Investees balance in the condensed consolidated interim statements of financial position at December 31, 2019.

(3)	Carrying value of current and non-current balances.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2019					2018
As at December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	34	5	(6)	(3)	30	44	—	(2)	—	42
Foreign exchange	6	3	—	—	9	10	—	(4)	—	6
Net derivative financial instruments	40	8	(6)	(3)	39	54	—	(6)	—	48

Disclosure of fair value and carrying amounts of financial liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position, are shown in the table below. Certain non-derivative financial instruments measured at amortized cost including cash and cash equivalents, trade receivables and other, finance lease receivables, advances to related parties and trade payables and other have been excluded because they have carrying amounts that approximate their fair value due to the nature of the item or the short time to maturity. These instruments would be classified in Level 2 of the fair value hierarchy.

	2019				2018
As at December 31	Carrying Value	Fair Value(1)			Carrying Value	Fair Value(1)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments	48	—	48	—	54	—	54	—
Advances to related parties(2)	—	—	—	—	58	—	—	58
	48	—	48	—	112	—	54	58
Financial liabilities carried at fair value
Derivative financial instruments	9	—	9	—	6	—	6	—
Financial liabilities carried at amortized cost
Loans and borrowings(3)	10,152	—	10,729	—	7,537	—	7,588	—

(1)	The basis for determining fair value is disclosed in note 5.

(2)
Advances to related parties carried at fair value consisted of funds advanced by Pembina to a jointly controlled entity with an equity conversion option that was exercised during the first quarter of 2019. US$43 million of advances were converted to shares during the first quarter of 2019 and are included in the Investments in Equity Accounted Investees balance in the condensed consolidated interim statements of financial position at December 31, 2019.

(3)	Carrying value of current and non-current balances.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2019					2018
As at December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	34	5	(6)	(3)	30	44	—	(2)	—	42
Foreign exchange	6	3	—	—	9	10	—	(4)	—	6
Net derivative financial instruments	40	8	(6)	(3)	39	54	—	(6)	—	48

Disclosure of discount rates used to determine fair value of liabilities
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

As at December 31
(percent)	2019	2018
Derivatives	2.0 - 2.5	2.2 - 2.3
Loans and borrowings	2.3 - 4.0	2.6 - 5.6

Disclosure of type of risk sensitivity analysis
The following table shows the impact on earnings if the underlying risk variables of the derivative financial instruments changed by a specified amount, with other variables held constant.

As at December 31, 2019
($ millions)(1)		+ Change	- Change
Frac spread related
Natural gas	(AECO +/- $0.25 per GJ)	9	(9)
NGL (includes propane, butane and condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	(43)	43
Foreign exchange (US$ vs. C$)	(FX rate +/- $0.10)	(46)	46
Product margin
Crude oil	(WTI +/- $2.50 per bbl)	(2)	2
NGL (includes propane, butane and condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	N/A	N/A

(1)	As at December 31, 2019, there were no outstanding financial derivative contracts related to power and interest rates.